Long-Term Borrowings and Subordinated Debt - Schedule of Junior Subordinated Debt Securities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2012	Dec. 31, 2011
Junior Subordinated Debentures [Line Items]
Junior Subordinated Debt	$ 45,619	$ 45,619	$ 90,619	$ 90,619
Interest Rate at December 31, 2013	2.80%	2.78%
2006 Junior Subordinated Debt [Member]
Junior Subordinated Debentures [Line Items]
Junior Subordinated Debt	25,000
Stated Maturity Date	Dec. 15, 2036
Optional redemption date at par	Any time after 9/15/2011
Regulatory Capital	Tier 2
Interest Rate	3 month LIBOR plus 160 bps
Interest Rate at December 31, 2013	1.84%
2008 Junior Subordinated Debt-Trust Preferred Securities [Member]
Junior Subordinated Debentures [Line Items]
Junior Subordinated Debt	20,619		20,619	20,619
Trust Preferred Securities	20,000
Stated Maturity Date	Mar. 15, 2038
Optional redemption date at par	Any time after 3/15/2013
Regulatory Capital	Tier 1
Interest Rate	3 month LIBOR plus 350 bps
Interest Rate at December 31, 2013	3.74%
2008 Junior Subordinated Debt [Member]
Junior Subordinated Debentures [Line Items]
Junior Subordinated Debt	20,000
Stated Maturity Date	Jun. 15, 2018
Optional redemption date at par	Any time after 6/15/2013
Regulatory Capital	Tier 2
Interest Rate	3 month LIBOR plus 350 bps
2008 Junior Subordinated Debt [Member]
Junior Subordinated Debentures [Line Items]
Junior Subordinated Debt	$ 25,000
Stated Maturity Date	May 30, 2018
Optional redemption date at par	Any time after 5/30/2013
Regulatory Capital	Tier 2
Interest Rate	3 month LIBOR plus 250 bps